Selling, general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selling, General and Administrative Expense [Abstract]
Personnel expenses	$ 156,726	$ 149,505	$ 161,967
Share-based compensation	107,719	102,843	100,162
Travel expenses	19,774	21,201	23,090
Professional services	28,585	30,983	42,921
Office expenses	16,105	20,703	26,989
Directors’ expenses	3,345	3,051	2,780
Other expenses	16,037	22,726	23,399
Total selling, general and administrative expenses	$ 348,291	$ 351,012	$ 381,308